Associated companies (Details 4) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current assets		$ 45,718	$ 29,673
Non-current assets		86,077	98,105
Current liabilities		30,208	33,059
Non-current liabilities		33,765	38,053
Profit (loss)		24,018	8,071	$ 11,737
Other comprehensive income		(2,497)	3,330	(210)
Comprehensive income		$ 21,521	11,401	$ 11,527
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Current assets	$ 31,300		32,900
Non-current assets	57,500		54,800
Current liabilities	25,200		25,400
Non-current liabilities	21,300		21,000
Revenue	32,100		60,300
Profit (loss)	7,600		12,500
Other comprehensive income	1,600		(1,800)
Comprehensive income	$ 9,200		$ 10,700